SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2019
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

NOTE 13 -   SHORT-TERM BANK LOANS

On June 30, 2018, the Company’s short-term bank borrowings consisted of revolving bank loans of $2,865 from several banks, which were subject to annual interest rates ranging from 4.60% to 5.66%, with a weighted average interest rate of 4.71%. Some of the short-term loans are secured by the pledge of restricted cash of $1,007 as of June 30, 2018, respectively.

On June 30, 2019, the Company’s short-term bank borrowings consisted of revolving bank loans of $1,909 from several banks, which were subject to an annual interest rate of 4.60%. Some of the short-term loans are secured by the pledge of restricted cash of $1,013 and a building with a carrying value of $939 as of June 30, 2019, respectively.

For the years ended June 30, 2017, 2018, and 2019, interest expenses on short-term bank loans amounted to $178, $376 and $110, respectively.

As of June 30, 2018, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $340,006, of which $151,254 was utilized and $188,752 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $2,279 and $3,121, respectively.

As of June 30, 2019, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $265,560, of which $77,911 was utilized and $187,649 is available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $13,401 and $3,018, respectively.